Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Schedule of Treasury Shares	The movement is shown below:

	USD	Quantity	Share value in unit (USD)
At December 31, 2020	25.7	4,291,938	6.0
Repurchase of shares in the period	2.5	1,540,300	1.6

At December 31, 2021	28.2	5,832,238	4.8

At December 31, 2022	28.2	5,832,238	4.8